Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	KALMAR POOLED INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 20, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 19, 2013